Other non=financial assets (Tables)	12 Months Ended
Mar. 31, 2022
Other Nonfinancial Assets
Schedule of other non financial assets
	March 31,
	2021	2022
Restricted asset	223,618	216,231
Total	223,618	216,231
Non-current	223,618	216,231
Total	223,618	216,231